Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000220895
Shareholder Report [Line Items]
Fund Name	BlackRock Retirement Income 2030 Fund
Class Name	Institutional Shares
Trading Symbol	BRICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Retirement Income 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26Footnote Reference(a)	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Institutional Shares returned 7.20%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the MSCI World Index returned 18.67%.

What contributed to performance?

Given the positive returns across the financial markets in 2024, most segments of the portfolio contributed to absolute returns. U.S. equities and infrastructure stocks helped results, as did floating rate loans, commercial mortgage-backed securities / non-agency mortgage-backed securities, high yield bonds, and preferred stocks. Investment-grade corporate bonds, emerging-market stocks, and emerging-market debt also made smaller, but nonetheless positive, contributions.

The Fund held derivatives during the year. Its use of covered calls (intended as an alternative source of income) and currency management strategies both aided performance.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns.

What detracted from performance?

The Portfolio’s exposure to rate-sensitive assets such as U.S. Treasuries and Euro bunds, which it achieved through the use of derivatives, detracted from absolute performance. Its use of U.S. equity derivatives (futures and options) to manage overall risk levels was a slight detractor, as well. International developed-market equities also detracted due to the impact of individual security selection.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Jul 20	$10,000	$10,000	$10,000	$10,000
Aug 20	$10,127	$9,919	$10,668	$10,294
Sep 20	$10,057	$9,914	$10,300	$10,113
Oct 20	$9,986	$9,870	$9,984	$9,936
Nov 20	$10,480	$9,966	$11,261	$10,620
Dec 20	$10,690	$9,980	$11,738	$10,852
Jan 21	$10,680	$9,909	$11,621	$10,759
Feb 21	$10,770	$9,766	$11,919	$10,819
Mar 21	$10,913	$9,644	$12,316	$10,932
Apr 21	$11,125	$9,720	$12,889	$11,229
May 21	$11,202	$9,752	$13,075	$11,329
Jun 21	$11,265	$9,820	$13,270	$11,453
Jul 21	$11,288	$9,930	$13,507	$11,619
Aug 21	$11,422	$9,911	$13,843	$11,753
Sep 21	$11,225	$9,825	$13,269	$11,458
Oct 21	$11,352	$9,822	$14,020	$11,781
Nov 21	$11,192	$9,851	$13,713	$11,669
Dec 21	$11,427	$9,826	$14,299	$11,904
Jan 22	$11,186	$9,615	$13,543	$11,461
Feb 22	$10,949	$9,507	$13,200	$11,252
Mar 22	$10,969	$9,243	$13,562	$11,250
Apr 22	$10,562	$8,892	$12,436	$10,569
May 22	$10,493	$8,950	$12,445	$10,607
Jun 22	$9,954	$8,809	$11,367	$10,065
Jul 22	$10,384	$9,025	$12,270	$10,587
Aug 22	$10,171	$8,770	$11,757	$10,216
Sep 22	$9,600	$8,391	$10,664	$9,521
Oct 22	$9,806	$8,282	$11,429	$9,801
Nov 22	$10,222	$8,587	$12,224	$10,322
Dec 22	$10,082	$8,548	$11,705	$10,079
Jan 23	$10,575	$8,811	$12,533	$10,591
Feb 23	$10,332	$8,583	$12,232	$10,327
Mar 23	$10,410	$8,801	$12,610	$10,617
Apr 23	$10,556	$8,854	$12,831	$10,743
May 23	$10,384	$8,758	$12,703	$10,631
Jun 23	$10,551	$8,727	$13,471	$10,933
Jul 23	$10,725	$8,721	$13,924	$11,113
Aug 23	$10,595	$8,665	$13,591	$10,945
Sep 23	$10,359	$8,445	$13,005	$10,570
Oct 23	$10,183	$8,311	$12,627	$10,333
Nov 23	$10,753	$8,688	$13,811	$11,051
Dec 23	$11,184	$9,020	$14,489	$11,534
Jan 24	$11,188	$8,996	$14,663	$11,587
Feb 24	$11,250	$8,869	$15,285	$11,751
Mar 24	$11,463	$8,950	$15,776	$11,994
Apr 24	$11,250	$8,724	$15,190	$11,620
May 24	$11,466	$8,872	$15,868	$11,978
Jun 24	$11,567	$8,956	$16,191	$12,156
Jul 24	$11,826	$9,165	$16,477	$12,406
Aug 24	$12,037	$9,297	$16,912	$12,659
Sep 24	$12,211	$9,422	$17,222	$12,859
Oct 24	$12,022	$9,188	$16,880	$12,572
Nov 24	$12,261	$9,285	$17,655	$12,927
Dec 24	$11,990	$9,133	$17,195	$12,653

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	7.20%	4.19%
Bloomberg U.S. Aggregate Bond Index...
	1.25	(2.03)
MSCI World Index...
	18.67	13.06
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	9.70	5.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,456,671
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,456,671
Number of Portfolio Holdings...
2
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
-%

Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
97.7%
Short-Term Securities...
2.3

C000220896
Shareholder Report [Line Items]
Fund Name	BlackRock Retirement Income 2030 Fund
Class Name	Investor A Shares
Trading Symbol	BRIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Retirement Income 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$52Footnote Reference(a)	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Investor A Shares returned 6.89%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the MSCI World Index returned 18.67%.

What contributed to performance?

Given the positive returns across the financial markets in 2024, most segments of the portfolio contributed to absolute returns. U.S. equities and infrastructure stocks helped results, as did floating rate loans, commercial mortgage-backed securities / non-agency mortgage-backed securities, high yield bonds, and preferred stocks. Investment-grade corporate bonds, emerging-market stocks, and emerging-market debt also made smaller, but nonetheless positive, contributions.

The Fund held derivatives during the year. Its use of covered calls (intended as an alternative source of income) and currency management strategies both aided performance.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns.

What detracted from performance?

The Portfolio’s exposure to rate-sensitive assets such as U.S. Treasuries and Euro bunds, which it achieved through the use of derivatives, detracted from absolute performance. Its use of U.S. equity derivatives (futures and options) to manage overall risk levels was a slight detractor, as well. International developed-market equities also detracted due to the impact of individual security selection.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Jul 20	$9,475	$10,000	$10,000	$10,000
Aug 20	$9,594	$9,919	$10,668	$10,294
Sep 20	$9,525	$9,914	$10,300	$10,113
Oct 20	$9,456	$9,870	$9,984	$9,936
Nov 20	$9,922	$9,966	$11,261	$10,620
Dec 20	$10,118	$9,980	$11,738	$10,852
Jan 21	$10,107	$9,909	$11,621	$10,759
Feb 21	$10,190	$9,766	$11,919	$10,819
Mar 21	$10,323	$9,644	$12,316	$10,932
Apr 21	$10,521	$9,720	$12,889	$11,229
May 21	$10,592	$9,752	$13,075	$11,329
Jun 21	$10,650	$9,820	$13,270	$11,453
Jul 21	$10,669	$9,930	$13,507	$11,619
Aug 21	$10,794	$9,911	$13,843	$11,753
Sep 21	$10,606	$9,825	$13,269	$11,458
Oct 21	$10,724	$9,822	$14,020	$11,781
Nov 21	$10,570	$9,851	$13,713	$11,669
Dec 21	$10,790	$9,826	$14,299	$11,904
Jan 22	$10,560	$9,615	$13,543	$11,461
Feb 22	$10,334	$9,507	$13,200	$11,252
Mar 22	$10,351	$9,243	$13,562	$11,250
Apr 22	$9,964	$8,892	$12,436	$10,569
May 22	$9,897	$8,950	$12,445	$10,607
Jun 22	$9,388	$8,809	$11,367	$10,065
Jul 22	$9,790	$9,025	$12,270	$10,587
Aug 22	$9,588	$8,770	$11,757	$10,216
Sep 22	$9,047	$8,391	$10,664	$9,521
Oct 22	$9,240	$8,282	$11,429	$9,801
Nov 22	$9,629	$8,587	$12,224	$10,322
Dec 22	$9,495	$8,548	$11,705	$10,079
Jan 23	$9,958	$8,811	$12,533	$10,591
Feb 23	$9,728	$8,583	$12,232	$10,327
Mar 23	$9,798	$8,801	$12,610	$10,617
Apr 23	$9,933	$8,854	$12,831	$10,743
May 23	$9,771	$8,758	$12,703	$10,631
Jun 23	$9,926	$8,727	$13,471	$10,933
Jul 23	$10,086	$8,721	$13,924	$11,113
Aug 23	$9,962	$8,665	$13,591	$10,945
Sep 23	$9,739	$8,445	$13,005	$10,570
Oct 23	$9,572	$8,311	$12,627	$10,333
Nov 23	$10,106	$8,688	$13,811	$11,051
Dec 23	$10,509	$9,020	$14,489	$11,534
Jan 24	$10,509	$8,996	$14,663	$11,587
Feb 24	$10,567	$8,869	$15,285	$11,751
Mar 24	$10,764	$8,950	$15,776	$11,994
Apr 24	$10,561	$8,724	$15,190	$11,620
May 24	$10,761	$8,872	$15,868	$11,978
Jun 24	$10,855	$8,956	$16,191	$12,156
Jul 24	$11,091	$9,165	$16,477	$12,406
Aug 24	$11,287	$9,297	$16,912	$12,659
Sep 24	$11,446	$9,422	$17,222	$12,859
Oct 24	$11,268	$9,188	$16,880	$12,572
Nov 24	$11,489	$9,285	$17,655	$12,927
Dec 24	$11,233	$9,133	$17,195	$12,653

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	6.89%	3.92%
Investor A Shares (with sales charge)...
	1.28	2.67
Bloomberg U.S. Aggregate Bond Index...
	1.25	(2.03)
MSCI World Index...
	18.67	13.06
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	9.70	5.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,456,671
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,456,671
Number of Portfolio Holdings...
2
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
-%

Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
97.7%
Short-Term Securities...
2.3

C000220897
Shareholder Report [Line Items]
Fund Name	BlackRock Retirement Income 2040 Fund
Class Name	Institutional Shares
Trading Symbol	BRIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Retirement Income 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26Footnote Reference(a)	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Institutional Shares returned 7.21%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the MSCI World Index returned 18.67%.

What contributed to performance?

Given the positive returns across the financial markets in 2024, most segments of the portfolio contributed to absolute returns. U.S. equities and infrastructure stocks helped results, as did floating rate loans, commercial mortgage-backed securities / non-agency mortgage-backed securities, high yield bonds, and preferred stocks. Investment-grade corporate bonds, emerging-market stocks, and emerging-market debt also made smaller, but nonetheless positive, contributions.

The Fund held derivatives during the year. Its use of covered calls (intended as an alternative source of income) and currency management strategies both aided performance.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns.

What detracted from performance?

The Portfolio’s exposure to rate-sensitive assets such as U.S. Treasuries and Euro bunds, which it achieved through the use of derivatives, detracted from absolute performance. Its use of U.S. equity derivatives (futures and options) to manage overall risk levels was a slight detractor, as well. International developed-market equities also detracted due to the impact of individual security selection.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Jul 20	$10,000	$10,000	$10,000	$10,000
Aug 20	$10,128	$9,919	$10,668	$10,294
Sep 20	$10,056	$9,914	$10,300	$10,113
Oct 20	$9,986	$9,870	$9,984	$9,936
Nov 20	$10,485	$9,966	$11,261	$10,620
Dec 20	$10,697	$9,980	$11,738	$10,852
Jan 21	$10,686	$9,909	$11,621	$10,759
Feb 21	$10,775	$9,766	$11,919	$10,819
Mar 21	$10,918	$9,644	$12,316	$10,932
Apr 21	$11,130	$9,720	$12,889	$11,229
May 21	$11,207	$9,752	$13,075	$11,329
Jun 21	$11,269	$9,820	$13,270	$11,453
Jul 21	$11,293	$9,930	$13,507	$11,619
Aug 21	$11,426	$9,911	$13,843	$11,753
Sep 21	$11,230	$9,825	$13,269	$11,458
Oct 21	$11,357	$9,822	$14,020	$11,781
Nov 21	$11,197	$9,851	$13,713	$11,669
Dec 21	$11,433	$9,826	$14,299	$11,904
Jan 22	$11,191	$9,615	$13,543	$11,461
Feb 22	$10,954	$9,507	$13,200	$11,252
Mar 22	$10,974	$9,243	$13,562	$11,250
Apr 22	$10,569	$8,892	$12,436	$10,569
May 22	$10,500	$8,950	$12,445	$10,607
Jun 22	$9,964	$8,809	$11,367	$10,065
Jul 22	$10,391	$9,025	$12,270	$10,587
Aug 22	$10,181	$8,770	$11,757	$10,216
Sep 22	$9,614	$8,391	$10,664	$9,521
Oct 22	$9,824	$8,282	$11,429	$9,801
Nov 22	$10,247	$8,587	$12,224	$10,322
Dec 22	$10,107	$8,548	$11,705	$10,079
Jan 23	$10,600	$8,811	$12,533	$10,591
Feb 23	$10,358	$8,583	$12,232	$10,327
Mar 23	$10,437	$8,801	$12,610	$10,617
Apr 23	$10,580	$8,854	$12,831	$10,743
May 23	$10,411	$8,758	$12,703	$10,631
Jun 23	$10,579	$8,727	$13,471	$10,933
Jul 23	$10,749	$8,721	$13,924	$11,113
Aug 23	$10,621	$8,665	$13,591	$10,945
Sep 23	$10,387	$8,445	$13,005	$10,570
Oct 23	$10,210	$8,311	$12,627	$10,333
Nov 23	$10,781	$8,688	$13,811	$11,051
Dec 23	$11,210	$9,020	$14,489	$11,534
Jan 24	$11,214	$8,996	$14,663	$11,587
Feb 24	$11,277	$8,869	$15,285	$11,751
Mar 24	$11,490	$8,950	$15,776	$11,994
Apr 24	$11,279	$8,724	$15,190	$11,620
May 24	$11,494	$8,872	$15,868	$11,978
Jun 24	$11,595	$8,956	$16,191	$12,156
Jul 24	$11,855	$9,165	$16,477	$12,406
Aug 24	$12,068	$9,297	$16,912	$12,659
Sep 24	$12,239	$9,422	$17,222	$12,859
Oct 24	$12,053	$9,188	$16,880	$12,572
Nov 24	$12,291	$9,285	$17,655	$12,927
Dec 24	$12,018	$9,133	$17,195	$12,653

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	7.21%	4.25%
Bloomberg U.S. Aggregate Bond Index...
	1.25	(2.03)
MSCI World Index...
	18.67	13.06
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	9.70	5.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,624,915
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,624,915
Number of Portfolio Holdings...
2
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
-%

Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
97.8%
Short-Term Securities...
2.2

C000220898
Shareholder Report [Line Items]
Fund Name	BlackRock Retirement Income 2040 Fund
Class Name	Investor A Shares
Trading Symbol	BRIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Retirement Income 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$52Footnote Reference(a)	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Investor A Shares returned 6.95%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the MSCI World Index returned 18.67%.

What contributed to performance?

Given the positive returns across the financial markets in 2024, most segments of the portfolio contributed to absolute returns. U.S. equities and infrastructure stocks helped results, as did floating rate loans, commercial mortgage-backed securities / non-agency mortgage-backed securities, high yield bonds, and preferred stocks. Investment-grade corporate bonds, emerging-market stocks, and emerging-market debt also made smaller, but nonetheless positive, contributions.

The Fund held derivatives during the year. Its use of covered calls (intended as an alternative source of income) and currency management strategies both aided performance.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns.

What detracted from performance?

The Portfolio’s exposure to rate-sensitive assets such as U.S. Treasuries and Euro bunds, which it achieved through the use of derivatives, detracted from absolute performance. Its use of U.S. equity derivatives (futures and options) to manage overall risk levels was a slight detractor, as well. International developed-market equities also detracted due to the impact of individual security selection.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Jul 20	$9,475	$10,000	$10,000	$10,000
Aug 20	$9,594	$9,919	$10,668	$10,294
Sep 20	$9,525	$9,914	$10,300	$10,113
Oct 20	$9,455	$9,870	$9,984	$9,936
Nov 20	$9,927	$9,966	$11,261	$10,620
Dec 20	$10,124	$9,980	$11,738	$10,852
Jan 21	$10,113	$9,909	$11,621	$10,759
Feb 21	$10,194	$9,766	$11,919	$10,819
Mar 21	$10,328	$9,644	$12,316	$10,932
Apr 21	$10,527	$9,720	$12,889	$11,229
May 21	$10,597	$9,752	$13,075	$11,329
Jun 21	$10,654	$9,820	$13,270	$11,453
Jul 21	$10,674	$9,930	$13,507	$11,619
Aug 21	$10,798	$9,911	$13,843	$11,753
Sep 21	$10,610	$9,825	$13,269	$11,458
Oct 21	$10,727	$9,822	$14,020	$11,781
Nov 21	$10,574	$9,851	$13,713	$11,669
Dec 21	$10,795	$9,826	$14,299	$11,904
Jan 22	$10,564	$9,615	$13,543	$11,461
Feb 22	$10,339	$9,507	$13,200	$11,252
Mar 22	$10,355	$9,243	$13,562	$11,250
Apr 22	$9,970	$8,892	$12,436	$10,569
May 22	$9,903	$8,950	$12,445	$10,607
Jun 22	$9,396	$8,809	$11,367	$10,065
Jul 22	$9,797	$9,025	$12,270	$10,587
Aug 22	$9,595	$8,770	$11,757	$10,216
Sep 22	$9,061	$8,391	$10,664	$9,521
Oct 22	$9,256	$8,282	$11,429	$9,801
Nov 22	$9,652	$8,587	$12,224	$10,322
Dec 22	$9,519	$8,548	$11,705	$10,079
Jan 23	$9,981	$8,811	$12,533	$10,591
Feb 23	$9,751	$8,583	$12,232	$10,327
Mar 23	$9,824	$8,801	$12,610	$10,617
Apr 23	$9,957	$8,854	$12,831	$10,743
May 23	$9,795	$8,758	$12,703	$10,631
Jun 23	$9,951	$8,727	$13,471	$10,933
Jul 23	$10,109	$8,721	$13,924	$11,113
Aug 23	$9,987	$8,665	$13,591	$10,945
Sep 23	$9,765	$8,445	$13,005	$10,570
Oct 23	$9,596	$8,311	$12,627	$10,333
Nov 23	$10,131	$8,688	$13,811	$11,051
Dec 23	$10,532	$9,020	$14,489	$11,534
Jan 24	$10,534	$8,996	$14,663	$11,587
Feb 24	$10,591	$8,869	$15,285	$11,751
Mar 24	$10,788	$8,950	$15,776	$11,994
Apr 24	$10,588	$8,724	$15,190	$11,620
May 24	$10,788	$8,872	$15,868	$11,978
Jun 24	$10,880	$8,956	$16,191	$12,156
Jul 24	$11,122	$9,165	$16,477	$12,406
Aug 24	$11,320	$9,297	$16,912	$12,659
Sep 24	$11,478	$9,422	$17,222	$12,859
Oct 24	$11,301	$9,188	$16,880	$12,572
Nov 24	$11,521	$9,285	$17,655	$12,927
Dec 24	$11,263	$9,133	$17,195	$12,653

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	6.95%	3.99%
Investor A Shares (with sales charge)...
	1.33	2.73
Bloomberg U.S. Aggregate Bond Index...
	1.25	(2.03)
MSCI World Index...
	18.67	13.06
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	9.70	5.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,624,915
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,624,915
Number of Portfolio Holdings...
2
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
-%

Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
97.8%
Short-Term Securities...
2.2